INTEREST-BEARING LOANS AND BORROWINGS (Narrative) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 10, 2021	May 31, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2023
Disclosure of fair value measurement of liabilities [line items]
Shares consideration				$ 25,336,000	$ 0	$ 0
Loan origination costs				0	1,638,000	$ 0
Equity investment				$ 6,709,000	$ 0
American depositary share [Member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued				41,247,000	24,041,000	24,041,000
Class A Ordinary shares [Member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued				164,986,000	96,162,000	96,162,000
MiCo Ltd [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan		$ 20,000,000
Loan, maturity		seven-year
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan				$ 210,000	$ 83,312,000
Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan				59,616,000	0
Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt retired / repaid		$ 34,500,000	$ 99,700,000
Total exchangeable notes percentage			99.70%
Cash paid to each holder			$ 86,730,000
Cash received per nominal value			$ 0.87
Nominal value per share of the Exchangeable Notes	$ 1		$ 1
Shares consideration			$ 6,100,000
Extinguishment of debt				83,200,000
Loss on disposal				9,700,000
Exchangeable Senior Notes [Member] | American depositary share [Member]
Disclosure of fair value measurement of liabilities [line items]
Shares consideration			$ 0.08
Number of shares issued			5,333,000
Exchangeable Senior Notes [Member] | Class A Ordinary shares [Member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued			21,332,000
Exchangeable Senior Notes [Member] | Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt retired / repaid				86,730,000	0
Loss on disposal				(9,678,000)	0
Remaining amount of loan				210,000	83,312,000	$ 82,664,000
Accretion interest				(83,000)	(648,000)
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member]
Disclosure of fair value measurement of liabilities [line items]
Face amount of loan					$ 81,300
Loan, interest rate basis					accrues interest at an annual rate equal to 11.25% plus the greater of (a) one-month LIBOR (later changed to the Term SOFR Reference Rate effective from October 28, 2022) and (b) one percent per annum, and interest is payable monthly in arrears in cash.
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member] | Warrant reserve [member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued					2,500,000
Number of warrants repriced							2,500,000
Exercise price of warrants					$ 1.3		$ 1.071
Payment of penalty					$ 3,500,000
Senior Secured Term Loan [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt retired / repaid				34,500,000
Remaining amount of loan				44,301,000	0
Face amount of loan				76,000,000
Principal amount loaned				81,250,000
Loan origination costs				3,551,000
Derivative financial liabilities				1,700,000
Accretion interest				(2,772,000)
Accretion interest accrued				2,800,000
Accretion interest adjustment				2,100,000
Fair value of derivative financial asset				128,000
Fair value of derivative financial liability				1,569,000
Fair value remeasurement for derivative financial balances				200,000
Equity component at date of issue				0
Seven Year Convertible Note [Member] | MiCo Ltd [Member]
Disclosure of fair value measurement of liabilities [line items]
Face amount of loan		45,200,000
Principal amount loaned		20,000,000
Equity investment		$ 25,200,000
Description of conversion		The convertible note has an interest rate of 1.5%. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$3.24 for any five consecutive NASDAQ trading days.
Seven Year Convertible Note [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt retired / repaid				0
Remaining amount of loan				13,746,000	0
Principal amount loaned				20,000,000
Loan origination costs				40,000
Accretion interest				(495,000)
Equity component at date of issue				6,709,000
Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan				13,700,000
Accretion interest				500,000
Equity component at date of issue				6,700
Convertible Note [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan				$ 13,746,000	$ 0